Operating Leases (Tables)	12 Months Ended
Dec. 31, 2022
Operating Leases [Abstract]
Schedule of balance sheet information related to our leases
		As of
Operating leases:	Balance Sheet Location	December 31, 2022	December 31, 2021	November 1, 2021 (Lease Commencement)
Right-of-use assets	Operating lease right-of-use asset	$395,470	$537,836	$563,713
Operating lease liability, current	Current portion of operating lease obligations	162,503	135,455	106,810
Operating lease liability, long-term	Operating lease obligations, net of current maturities	268,385	430,888	456,903
As of December 31, 2022
Weighted-average discount rate – operating lease	5.60%
Weighted-average remaining lease term – operating lease (in months)	30

Schedule of minimum lease payments of our operating lease liabilities
For Years Ending December 31,	Operating lease
2023	182,526
2024	186,177
2025	94,320
Total future minimum lease payments, undiscounted	463,023
Less: Imputed interest for leases in excess of one year	32,135
Present value of future minimum lease payments	$430,888